Charles Schwab Investment Management, Inc.

211 Main Street

San Francisco, CA 94105

May 2, 2012

VIA EDGAR

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Schwab Annuity Portfolios (File Nos. 33-74534 and 811-8314)

Schwab Money Market PortfolioTM

Schwab MarketTrack Growth Portfolio IITM

Schwab S&P 500 Portfolio

Post-Effective Amendment No. 33

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectuses and Statements of Additional Information, dated April 30, 2011, for the above-named Portfolios that would have been filed pursuant to Rule 497(c) do not differ from the prospectuses and Statements of Additional Information in the most recently electronically filed Post-Effective Amendment No. 33, as referenced above, for the above-named Trust.

Sincerely,

/s/ Rodney DeWalt
Rodney DeWalt Corporate Counsel Charles Schwab Investment Management, Inc.